Collateral Financing Arrangements	12 Months Ended
Dec. 31, 2014
Secured Debt [Abstract]
Collateral Financing Arrangements
13. Collateral Financing Arrangements
Associated with the Closed Block
Information related to the collateral financing arrangement associated with the closed block was as follows at:

	December 31,
	2014	2013
	(In millions)
Surplus notes outstanding (1)	$1,399	$1,399
Receivable from unaffiliated financial institution (1)	$182	$182
Pledged collateral (2)	$53	$23
Assets held in trust (2)	$1,214	$1,662
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(1)	Carrying value.

(2)	Estimated fair value.
Interest expense on the collateral financing arrangement was $19 million, $20 million and $26 million for the years ended December 31, 2014, 2013 and 2012, respectively, which is included in other expenses.
In December 2007, MLIC reinsured a portion of its closed block liabilities to MRC, a wholly-owned subsidiary of MetLife, Inc. In connection with this transaction, MRC issued, to investors placed by an unaffiliated financial institution, $2.5 billion in aggregate principal amount of 35-year surplus notes to provide statutory reserve support for the assumed closed block liabilities. Interest on the surplus notes accrues at an annual rate of three-month LIBOR plus 0.55%, payable quarterly. The ability of MRC to make interest and principal payments on the surplus notes is contingent upon South Carolina regulatory approval.
Simultaneously with the issuance of the surplus notes, MetLife, Inc. entered into an agreement with the unaffiliated financial institution, under which MetLife, Inc. is entitled to the interest paid by MRC on the surplus notes of three-month LIBOR plus 0.55% in exchange for the payment of three-month LIBOR plus 1.12%, payable quarterly on such amount as adjusted, as described below. MetLife, Inc. may also be required to pledge collateral or make payments to the unaffiliated financial institution related to any decline in the estimated fair value of the surplus notes. Any such payments are accounted for as a receivable and included in other assets on the Company’s consolidated balance sheets and do not reduce the principal amount outstanding of the surplus notes. Such payments, however, reduce the amount of interest payments due from MetLife, Inc. under the agreement. Any payment received from the unaffiliated financial institution reduces the receivable by an amount equal to such payment and also increases the amount of interest payments due from MetLife, Inc. under the agreement. In addition, the unaffiliated financial institution may be required to pledge collateral to MetLife, Inc. related to any increase in the estimated fair value of the surplus notes. MetLife, Inc. may also be required to make a payment to the unaffiliated financial institution in connection with any early termination of this agreement.
In June 2012, following regulatory approval, MRC repurchased and canceled $451 million in aggregate principal amount of the surplus notes. Cumulatively, since December 2007, MRC repurchased and canceled $1.1 billion in aggregate principal amount of the surplus notes. Payments made by the Company in June 2012 associated with the partial repurchase, which also included payments made to the unaffiliated financial institution, totaled $451 million, exclusive of accrued interest on the surplus notes. In connection with the partial repurchase, the amount of the receivable from the unaffiliated financial institution decreased $59 million. No other payments were made by MetLife, Inc. or received from the unaffiliated financial institution during 2014, 2013 and 2012, related to an increase or decrease in the estimated fair value of the surplus notes.
A majority of the proceeds from the offering of the surplus notes was placed in a trust, which is consolidated by the Company, to support MRC’s statutory obligations associated with the assumed closed block liabilities. During the year ended December 31, 2014, MRC transferred $467 million out of the trust to its general account. No such transfers were made during the years ended December 31, 2013 and 2012. The assets are principally invested in fixed maturity securities and are presented as such within the Company’s consolidated balance sheets, with the related income included within net investment income in the Company’s consolidated statements of operations.
Associated with Secondary Guarantees
Information related to the collateral financing arrangements associated with secondary guarantees was as follows at:

	December 31,
	2014	2013
	(In millions)
Liability outstanding (1)	$2,797	$2,797
Assets held in trust (2)	$3,471	$3,440
______________

(1)	Carrying value.

(2)	Estimated fair value.
Interest expense on the collateral financing arrangement was $27 million, $28 million and $33 million for the years ended December 31, 2014, 2013 and 2012, respectively, which is included in other expenses.
In May 2007, MetLife, Inc. and MRSC, a wholly-owned subsidiary of MetLife, Inc., entered into a 30-year collateral financing arrangement with an unaffiliated financial institution that provides up to $3.5 billion of statutory reserve support for MRSC associated with reinsurance obligations under intercompany reinsurance agreements. Such statutory reserves are associated with ULSG and are required under U.S. Valuation of Life Policies Model Regulation (commonly referred to as Regulation A-XXX). Proceeds from the collateral financing arrangement were placed in trusts to support MRSC’s statutory obligations associated with the reinsurance of secondary guarantees. The trusts are VIEs which are consolidated by the Company. The unaffiliated financial institution is entitled to the return on the investment portfolio held by the trusts. The assets are principally invested in fixed maturity securities and are presented as such within the Company’s balance sheets, with the related income included within net investment income in the Company’s statements of operations. The collateral financing arrangement may be extended by agreement of MetLife, Inc. and the unaffiliated financial institution on each anniversary of the closing.
In connection with the collateral financing arrangement, MetLife, Inc. entered into an agreement with the same unaffiliated financial institution under which MetLife, Inc. is entitled to the return on the investment portfolio held by the trusts established in connection with this collateral financing arrangement in exchange for the payment of a stated rate of return to the unaffiliated financial institution of three-month LIBOR plus 0.70%, payable quarterly. MetLife, Inc. may also be required to make payments to the unaffiliated financial institution, for deposit into the trusts, related to any decline in the estimated fair value of the assets held by the trusts, as well as amounts outstanding upon maturity or early termination of the collateral financing arrangement. During 2014, 2013 and 2012, no payments were made or received by MetLife, Inc. Cumulatively, since May 2007, MetLife, Inc. has contributed a total of $680 million as a result of declines in the estimated fair value of the assets in the trusts, all of which was deposited into the trusts.
In addition, MetLife, Inc. may be required to pledge collateral to the unaffiliated financial institution under this agreement. At both December 31, 2014 and 2013, MetLife, Inc. had pledged no collateral under this agreement.